UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal Smolinski         San Francisco, CA   October 26, 2006


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      148,186 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER         TITLE                                                      VOTING AUTH
                       OF                VALUE                    INV.  OTH
                       CLASS CUSIP       X1000  SHARES      SH/P  DISC. ER
                                                            RN          MGR
                                                                              SOLE      SH   NONE
                                                                                        R

***Penn West Energy    Comm  7078851093  1057   28740.00    SH   Sole       28740.00
Trust
Affordable             Comm  8273104     5379   555100.00   SH   Sole       555100.00
Residential
Alliancebernstein      Comm  01881G106   409    5929.00     SH   Sole       5929.00
Hldg
American Tower Corp    Comm  29912201    9405   257675.00   SH   Sole       257675.00
Amgen Incorporated     Comm  311621009   1880   71.53       SH   Sole       71.53
Arch Capital           Comm  G0450A105   1099   173108.00   SH   Sole       173108.00
Bank New York Inc Com  Comm  64057102    240    6809.34     SH   Sole       6809.34
Bank of America Corp   Comm  60505104    463    8638.00     SH   Sole       8638.00
Berkshire Hathaway Cl  Comm  084670207   2168   683.00      SH   Sole       683.00
B Inc.
BP plc                 Comm  055622104   264    4018.00     SH   Sole       4018.00
Brown Forman Corp      Comm  115637209   399    5200.00     SH   Sole       5200.00
Class B
Cabot                  Comm  127055101   6443   173190.00   SH   Sole       173190.00
Camden Property Trust  Comm  133131102   280    3677.77     SH   Sole       3677.77
Capital Source Inc.    Comm  14055X102   13205  511441.05   SH   Sole       511441.05
Chesapeake Energy      Comm  165167107   2943   101539.03   SH   Sole       101539.03
Corp.
Citigroup Inc.         Comm  172967101   7117   143276.50   SH   Sole       143276.50
Cleveland-Cliffs Inc.  Comm  1858961071  2000   52470.00    SH   Sole       52470.00
Comcast Corp Cl A      Comm  20030N200   790    21470.00    SH   Sole       21470.00
Special New
Crown Holdings Inc     Comm  2283681060  6594   354525.00   SH   Sole       354525.00
Donnelley R R & Sons   Comm  2578671016  3861   117150.00   SH   Sole       117150.00
Co
DST Systems            Comm  2333261079  2015   32680.00    SH   Sole       32680.00
Emerson Electric Co.   Comm  291011104   281    3348.36     SH   Sole       3348.36
Exxon Mobile Corp.     Comm  30231G102   1341   19985.00    SH   Sole       19985.00
Foxhollow Techs Inc    Comm  35166A103   3615   105725.00   SH   Sole       105725.00
New
Gartner Inc.           Comm  3666511072  2314   131550.00   SH   Sole       131550.00
Gastar Exploration     Comm  367299104   1155   534900.00   SH   Sole       534900.00
Ltd
General Electric       Comm  369604103   8486   240390.12   SH   Sole       240390.12
International          Comm  459200101   779    9504.00     SH   Sole       9504.00
Business Machines
Istar Financial Inc.   Comm  45031U101   8085   193875.08   SH   Sole       193875.08
J. Crew group Inc      Comm  46612H4020  728    24197.00    SH   Sole       24197.00
Johnson & Johnson      Comm  478160104   1665   25646.00    SH   Sole       25646.00
Common
JP Morgan Chase        Comm  46625H1005  213    4525.57     SH   Sole       4525.57
Lamar Advertising Co   Comm  5128151017  2152   40300.00    SH   Sole       40300.00
A
Liberty Media Holding  Comm  53071M3025  4011   48000.00    SH   Sole       48000.00
Corp. Ca
Microsoft Inc.         Comm  594918104   8340   304923.00   SH   Sole       304923.00
Morgan Stanley         Comm  6174464486  6220   85305.00    SH   Sole       85305.00
Oracle Corp            Comm  68389X105   7350   414300.00   SH   Sole       414300.00
Pepsico Inc.           Comm  713448108   382    5851.00     SH   Sole       5851.00
Restoration Hardware   Comm  7609811002  2113   243771.00   SH   Sole       243771.00
Safeguard Hlth Ent     Comm  786444208   534    137.00      SH   Sole       137.00
New
Southern Union Co      Comm  844030106   7092   268550.00   SH   Sole       268550.00
SunCor                 Comm  8672291066  2821   39150.00    SH   Sole       39150.00
Tyco Intl. LTD New     Comm  902124106   8171   291943.40   SH   Sole       291943.40
Wellsfargo & Co. New   Comm  949746101   411    11348.00    SH   Sole       11348.00
Del.
White Mountains        Comm  G9618E1075  1916   3856.00     SH   Sole       3856.00
Insurance

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